Prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Prepaid expenses and deposits
Deposits on cannabis retail outlets	$ 1,640	$ 1,417
Prepaid insurance and other	3,847	5,160
Prepayment on inventory	2,656	3,578
Total	8,143	10,155
Less current portion	(4,836)	(7,167)
Long-term	$ 3,307	$ 2,988